7. Share-based Compensation - Option activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding at beginning of year, Shares	1,452,082	1,265,920
Granted, Shares	21,427	224,991
Exercised, Shares	(25,419)	0
Forfeited, Shares	(29,001)	(38,383)
Expired, Shares	$ (1,780)	$ (446)
Outstanding at end of year, Shares	1,417,309	1,452,082
Stock options exercisable at end of year, Shares	1,177,588	1,013,173
Wtd. Avg Exercise Price
Outstanding at beginning of year	$ 1.24	$ 1.16
Granted, Wtd. Avg. Shares Exercise Price	$ 9.67	$ 1.67
Exercised, Wtd. Avg. Shares Exercise Price	$ (1.00)	$ 0
Forfeited, Wtd. Avg. Shares Exercise Price	$ (1.56)	$ (1.18)
Expired, Wtd. Avg. Shares Exercise Price	$ (1.12)	$ (0.98)
Outstanding at end of year	$ 1.36	$ 1.24
Stock options exercisable at end of year, Wtd. Avg. Shares Exercise Price	$ 1.19	$ 1.15